COMMITMENTS AND CONTINGENCIES - Operating lease and purchase commitments (Details) ¥ in Thousands	Jun. 30, 2017 CNY (¥)
Operating lease commitments
Remaining of 2017	¥ 1,236,599
2018	2,393,534
2019	2,373,897
2020	2,313,127
2021	2,191,614
2022	2,060,981
2023	1,909,230
2024	1,783,423
2025	1,612,346
2026	1,409,048
Thereafter	5,091,718
Total	24,375,517
Purchase commitments
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	¥ 120,481